Income Taxes - Schedule of Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax liabilities:
Property, plant and equipment	$ 3,703	$ 2,869	$ 7,547
Operating right-of-use-assets	11,796	15,633	16,108
Goodwill	43,150	43,390	39,014
Intangible assets	803,600	901,731	950,055
Investments in foreign subsidiaries	4,487	34,983	52,408
Other	13,078	2,632	7,190
Total deferred tax liabilities recognized	879,814	1,001,238	1,072,322
Deferred tax assets:
Operating loss and tax credits carryforwards	185,352	164,904	125,786
Property, plant and equipment	14,538	7,869	9,082
Operating lease liabilities	16,790	21,503	20,190
Intangible assets	0	45	2,166
Stock compensation	18,556	14,309	17,605
Other liabilities	79,236	78,428	84,928
Unearned revenue	862	10,364	23,748
Other	1,382	7,372	6,331
Total deferred tax assets	316,716	304,794	289,836
Valuation allowance for deferred tax assets	(44,458)	(38,955)	(42,967)
Deferred tax assets recognized	272,258	265,839	246,869
Overall net deferred tax liability	$ (607,556)	$ (735,399)	$ (825,453)